Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	$ 43	$ (44)
Total financial assets	3,412,652	3,437,109
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	38,072	21,085
Government And Corporate Debentures Fixed Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	2,676,687	2,937,309
Government And Corporate Debentures Floating Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	30,941	66,955
Government Sponsored Enterprises Debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	666,909	411,804
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	38,072	21,085
Fair Value, Inputs, Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	38,072	21,085
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	43	(44)
Total financial assets	3,374,580	3,416,024
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Fixed Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	2,676,687	2,937,309
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Floating Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	30,941	66,955
Fair Value, Inputs, Level 2 | Government Sponsored Enterprises Debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 666,909	$ 411,804